Nature of Operations	12 Months Ended
Dec. 31, 2022
Disclosure of Reporting Entity Basis Of Presentation And Liquidity [Abstract]
NATURE OF OPERATIONS

NOTE 1: NATURE OF OPERATIONS

Bitfarms Ltd. was incorporated under the Canada Business Corporations Act on October 11, 2018 and continued under the Business Corporations Act (Ontario) on August 27, 2021. The consolidated financial statements of the corporation comprise the accounts of Bitfarms Ltd. and its wholly owned subsidiaries (together referred to as the “Company” or “Bitfarms”). The activities of the Company mainly consist of cryptocurrency mining and are divided into multiple jurisdictions described in Note 29 “Geographical Information”. The Company’s operations are currently predominantly in Canada and the United States, with new operations having commenced in Paraguay and Argentina in 2022. 9159-9290 Quebec Inc. (“Volta”), a wholly owned subsidiary, assists the Company in building and maintaining its server farms and provides electrician services to both commercial and residential customers in Quebec. Bitfarms owns and operates server farms comprised of computers (referred to as “Miners”) designed for the purpose of validating transactions on the BTC Blockchain (referred to as “Mining”). Bitfarms generally operates Miners 24 hours a day producing Computational power (measured by hashrate) which it sells to Mining Pools, for a formula driven rate commonly known in the industry as Full Pay Per Share (“FPPS”). Under FPPS, pools compensate Mining Companies for their hashrate based on what the pool would be expected to generate in revenue for a given time period if there was no randomness involved. The fee paid by a Mining Pool to Bitfarms for its hashrate may be in cryptocurrency, U.S. dollars, or other currency. Bitfarms accumulates the cryptocurrency fees it receives or exchanges them for U.S. dollars, as determined to be needed, through reputable and established cryptocurrency trading platforms. Mining Pools generate revenue by Mining with purchased hashrate through the accumulation of Block Rewards and transaction fees issued by the BTC network. Mining pools are purchasing hashrate and take on risk with the aim to mine more blocks than they should in a given time period in seek of profit. The common shares of the Company are listed under the trading symbol BITF on the Nasdaq and Toronto Stock Exchange exchanges.

Terms and definitions

In these financial statements, the following terms shall have the following definitions:

	Term	Definition
1	Backbone	Backbone Hosting Solutions Inc.
2	Volta	9159-9290 Quebec Inc.
3	Backbone Argentina	Backbone Hosting Solutions SAU
4	Backbone Paraguay	Backbone Hosting Solutions Paraguay SA
5	Backbone Mining	Backbone Mining Solutions LLC
6	BTC	Bitcoin
7	BVVE	Blockchain Verification and Validation Equipment
8	CAD	Canadian Dollars
9	USD	U.S. Dollars
10	ARS	Argentine Pesos